General and administrative expenses (Tables)	6 Months Ended
Jun. 30, 2023
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Breakdown of General and Administrative Expenses

	For the three months ended June 30,		For the six months ended June 30,
	2023	2022	2023	2022
	€	€	€	€
Personnel expenses (Note 5)	(3,434,343)	(3,825,151)	(6,735,927)	(6,270,034)
Consulting fees	(126,447)	(254,899)	(304,316)	(432,811)
Professional fees	(1,294,705)	(911,170)	(2,177,175)	(1,795,170)
Accounting, tax and auditing fees	(537,961)	(290,159)	(897,314)	(594,657)
Facilities, communication & office expenses	(1,419,334)	(1,618,732)	(2,910,607)	(3,246,830)
Travel expenses	(455,717)	(260,446)	(778,450)	(404,200)
Other expenses	(504,923)	(499,576)	(1,301,237)	(781,436)
	(7,773,430)	(7,660,133)	(15,105,026)	(13,525,138)